Deferred Drydocking Costs, net	6 Months Ended
Jun. 30, 2025
Deferred Drydocking Costs, net [Abstract]
Deferred Drydocking Costs, net
5.	Deferred Drydocking Costs, net:

The movement in “Deferred drydocking costs, net,” between the periods presented in the accompanying interim consolidated balance sheets is analyzed as follows:

Deferred drydocking costs, net
Balance, January 1, 2025	$731
Amortization	(259)
Balance, June 30, 2025	$472